Significant events and transactions related to 2023 financial statements (Details Narrative) R$ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 22, 2024 USD ($)	Feb. 22, 2024 BRL (R$)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 shares	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Share buyback program number of shares authorized to be repurchased | shares				184,697,102	184,697,102	357,442,577
Repurchase of shares, value				$ 2,714.0
Number of notes issued										$ 1,500.0
Remuneration On Transaction [Member]
IfrsStatementLineItems [Line Items]
Remuneration on stockholders equity	$ 2,364.0	R$ 11,722		5,513.0	R$ 27,759
Anglo American Brasil [Member]
IfrsStatementLineItems [Line Items]
Acquisition interest rate							15.00%
Cash contribution							$ 157.5
Samarco Dam [Member]
IfrsStatementLineItems [Line Items]
Provisions				1,200.0
Wheaton [Member]
IfrsStatementLineItems [Line Items]
Vale received								$ 370.0
Wheaton [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Additional amount estimated in future								50.0
Wheaton [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Additional amount estimated in future								$ 160.0
Energy Transition Metals Business [Member]
IfrsStatementLineItems [Line Items]
Sale of equity interest rate									13.00%
Aggregated amount									$ 3,400.0
Notes Offering And Bond Tender Offers [Member]
IfrsStatementLineItems [Line Items]
Number of notes issued										1,500.0
Total redeemed notes										500.0
Bond premium repurchase										$ 22.0
Renova Foundation [Member]
IfrsStatementLineItems [Line Items]
Income taxes				$ 1,078.0
C S P [Member]
IfrsStatementLineItems [Line Items]
Net cash outflow			$ 67.0
Equity results and other results in associates and joint ventures			$ 31.0